Contract Balances, Performance Obligations and Contract Costs - Contract Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025	Jan. 31, 2026
Contract Balances, Performance Obligations and Contract Costs
Capitalized contract cost, net total	$ 23,100		$ 23,100		$ 22,800
Capitalized contract cost, amortization	2,200	$ 2,100	4,400	$ 4,100
Capitalized contract cost, Impairment loss	$ 0	$ 0	$ 0	$ 0